Earnings per share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Summary of Calculation of Basic and Diluted EPS
Basic EPS

The calculation of basic EPS is as follows:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
Profit for the period attributable to equity holders of the parent (£ million)	44	205
Weighted average number of shares used in basic EPS calculation (million)	1,077	1,075
Basic EPS	4.1p	19.1p
Diluted EPS

The calculation of diluted EPS is as follows:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
Profit for the period attributable to equity holders of the parent (£ million)	44	205
Weighted average number of shares used in diluted EPS calculation (million)	1,093	1,092
Diluted EPS	4.0p	18.8p

Summary of Reconciliation Between Shares Used in Calculating Basic and Diluted EPS

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Weighted average number of shares used in basic EPS calculation	1,077	1,075
Other potentially issuable shares	16	17
Weighted average number of shares used in diluted EPS calculation	1,093	1,092